Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 15,389,074		$ 16,708,582		$ 16,397,127
Allowance for loan losses	253,809		276,963		384,351	664,799
Total net loans	15,135,265		16,431,619
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	7,923,576		8,796,956		8,014,927
Allowance for loan losses	86,446		96,191		130,413	239,469
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,133,279		1,168,235		1,378,410
Allowance for loan losses	10,603		19,997		55,586	155,085
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,333,371	[1]	5,688,703	[1]	5,891,546
Allowance for loan losses	126,785		128,949		165,077	192,350
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	662,242	[2]	765,583	[2]	828,193
Allowance for loan losses	22,491		24,928		26,194	65,009
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	336,606		289,105		284,051
Allowance for loan losses	7,484		6,898		7,081	12,886
Restricted And Secured Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	333,800		402,400
Restricted And Secured Permanent Mortgage Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 11,200		$ 13,200

[1]	Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[2]	Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.